Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cost of sales [text block] [Abstract]
Schedule of cost of sales
(in thousands)	31-Dec-21	31-Dec-20	31-Dec-19
Inventory expensed	$4,436	$2,998	$5,985
Royalties	364	257	322
Other expenses	877	1,155	816
Total	$5,677	$4,410	$7,123